Risk and Capital Management (Details 6) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	R$ 1,396,543	R$ 1,247,113
At fair value [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	990,298	901,680
At fair value [member] | Stage One [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	948,008	889,977
At fair value [member] | Stage Two [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	37,244	11,106
At fair value [member] | Stage Three [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	5,046	597
At cost [member] | Stage One [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	963,907	893,138
At cost [member] | Stage Two [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	37,954	12,404
At cost [member] | Stage Three [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	9,263	1,473
Investment funds [member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	37,103	26,570
Investment funds [member] | At fair value [member] | Stage One [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	3,501	20,559
Investment funds [member] | At fair value [member] | Stage Two [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	33,558	5,971
Investment funds [member] | At fair value [member] | Stage Three [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	44	40
Investment funds [member] | At cost [member] | Stage One [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	3,891	21,030
Investment funds [member] | At cost [member] | Stage Two [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	33,707	5,971
Investment funds [member] | At cost [member] | Stage Three [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	44	40
Brazilian Government Securities [member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	625,393	610,756
Brazilian Government Securities [member] | At fair value [member] | Stage One [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	625,393	610,756
Brazilian Government Securities [member] | At cost [member] | Stage One [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	634,227	610,088
Brazilian Government [Member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	537,924	520,964
Brazilian Government [Member] | At fair value [member] | Stage One [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	537,924	520,964
Brazilian Government [Member] | At cost [member] | Stage One [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	546,673	520,375
Other Government [Member] | At cost [member] | Stage One [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	36	36
Government Securities – Other Countries [member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	39,622	35,180
Government Securities – Other Countries [member] | At fair value [member] | Country Of Latin America [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	47,847	54,612
Government Securities – Other Countries [member] | At fair value [member] | Stage One [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	39,622	35,180
Government Securities – Other Countries [member] | At fair value [member] | Stage One [Member] | Country Of Latin America [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	47,847	54,612
Government Securities – Other Countries [member] | At cost [member] | Stage One [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	39,688	35,234
Government Securities – Other Countries [member] | At cost [member] | Stage One [Member] | Country Of Latin America [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	47,830	54,443
Corporates Debt Securities [Member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	327,802	264,354
Corporates Debt Securities [Member] | At fair value [member] | Rural Product Note [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	61,009	42,159
Corporates Debt Securities [Member] | At fair value [member] | Real Estate Receivables Certificates [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	7,529	7,562
Corporates Debt Securities [Member] | At fair value [member] | Bank Deposit Certificates [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	583	191
Corporates Debt Securities [Member] | At fair value [member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	162,883	135,134
Corporates Debt Securities [Member] | At fair value [member] | Eurobonds And Other [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	7,896	7,037
Corporates Debt Securities [Member] | At fair value [member] | Financial bills [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	33,336	24,125
Corporates Debt Securities [Member] | At fair value [member] | Promissory And Commercial Notes [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	17,496	12,832
Corporates Debt Securities [Member] | At fair value [member] | Other [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	37,070	35,314
Corporates Debt Securities [Member] | At fair value [member] | Stage One [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	319,114	258,662
Corporates Debt Securities [Member] | At fair value [member] | Stage One [Member] | Rural Product Note [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	59,842	41,646
Corporates Debt Securities [Member] | At fair value [member] | Stage One [Member] | Real Estate Receivables Certificates [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	6,867	7,562
Corporates Debt Securities [Member] | At fair value [member] | Stage One [Member] | Bank Deposit Certificates [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	583	181
Corporates Debt Securities [Member] | At fair value [member] | Stage One [Member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	157,825	131,279
Corporates Debt Securities [Member] | At fair value [member] | Stage One [Member] | Eurobonds And Other [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	7,754	6,859
Corporates Debt Securities [Member] | At fair value [member] | Stage One [Member] | Financial bills [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	33,335	24,114
Corporates Debt Securities [Member] | At fair value [member] | Stage One [Member] | Promissory And Commercial Notes [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	17,333	12,472
Corporates Debt Securities [Member] | At fair value [member] | Stage One [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	35,575	34,549
Corporates Debt Securities [Member] | At fair value [member] | Stage Two [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	3,686	5,135
Corporates Debt Securities [Member] | At fair value [member] | Stage Two [Member] | Rural Product Note [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	797	310
Corporates Debt Securities [Member] | At fair value [member] | Stage Two [Member] | Real Estate Receivables Certificates [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	521
Corporates Debt Securities [Member] | At fair value [member] | Stage Two [Member] | Bank Deposit Certificates [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		10
Corporates Debt Securities [Member] | At fair value [member] | Stage Two [Member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	757	3,530
Corporates Debt Securities [Member] | At fair value [member] | Stage Two [Member] | Eurobonds And Other [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	142	171
Corporates Debt Securities [Member] | At fair value [member] | Stage Two [Member] | Financial bills [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	1	11
Corporates Debt Securities [Member] | At fair value [member] | Stage Two [Member] | Promissory And Commercial Notes [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	163	360
Corporates Debt Securities [Member] | At fair value [member] | Stage Two [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	1,305	743
Corporates Debt Securities [Member] | At fair value [member] | Stage Three [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	5,002	557
Corporates Debt Securities [Member] | At fair value [member] | Stage Three [Member] | Rural Product Note [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	370	203
Corporates Debt Securities [Member] | At fair value [member] | Stage Three [Member] | Real Estate Receivables Certificates [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	141
Corporates Debt Securities [Member] | At fair value [member] | Stage Three [Member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	4,301	325
Corporates Debt Securities [Member] | At fair value [member] | Stage Three [Member] | Eurobonds And Other [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		7
Corporates Debt Securities [Member] | At fair value [member] | Stage Three [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	190	22
Corporates Debt Securities [Member] | At cost [member] | Stage One [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	325,789	262,020
Corporates Debt Securities [Member] | At cost [member] | Stage One [Member] | Rural Product Note [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	60,013	41,685
Corporates Debt Securities [Member] | At cost [member] | Stage One [Member] | Real Estate Receivables Certificates [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	6,970	7,631
Corporates Debt Securities [Member] | At cost [member] | Stage One [Member] | Bank Deposit Certificates [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	582	181
Corporates Debt Securities [Member] | At cost [member] | Stage One [Member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	161,571	132,727
Corporates Debt Securities [Member] | At cost [member] | Stage One [Member] | Eurobonds And Other [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	7,932	6,858
Corporates Debt Securities [Member] | At cost [member] | Stage One [Member] | Financial bills [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	33,324	24,114
Corporates Debt Securities [Member] | At cost [member] | Stage One [Member] | Promissory And Commercial Notes [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	17,350	12,503
Corporates Debt Securities [Member] | At cost [member] | Stage One [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	38,047	36,321
Corporates Debt Securities [Member] | At cost [member] | Stage Two [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	4,247	6,433
Corporates Debt Securities [Member] | At cost [member] | Stage Two [Member] | Rural Product Note [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	880	322
Corporates Debt Securities [Member] | At cost [member] | Stage Two [Member] | Real Estate Receivables Certificates [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	530
Corporates Debt Securities [Member] | At cost [member] | Stage Two [Member] | Bank Deposit Certificates [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		10
Corporates Debt Securities [Member] | At cost [member] | Stage Two [Member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	941	4,693
Corporates Debt Securities [Member] | At cost [member] | Stage Two [Member] | Eurobonds And Other [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	144	175
Corporates Debt Securities [Member] | At cost [member] | Stage Two [Member] | Financial bills [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	1	13
Corporates Debt Securities [Member] | At cost [member] | Stage Two [Member] | Promissory And Commercial Notes [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	176	361
Corporates Debt Securities [Member] | At cost [member] | Stage Two [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	1,575	859
Corporates Debt Securities [Member] | At cost [member] | Stage Three [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	9,219	1,433
Corporates Debt Securities [Member] | At cost [member] | Stage Three [Member] | Rural Product Note [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	564	331
Corporates Debt Securities [Member] | At cost [member] | Stage Three [Member] | Real Estate Receivables Certificates [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	141
Corporates Debt Securities [Member] | At cost [member] | Stage Three [Member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	8,084	842
Corporates Debt Securities [Member] | At cost [member] | Stage Three [Member] | Eurobonds And Other [Member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets		24
Corporates Debt Securities [Member] | At cost [member] | Stage Three [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Maximum exposure of other financial assets	R$ 430	R$ 236